Property, Plant, and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Summary of costs for property, plant, and equipment

	June 30, 2013	December 31, 2012
	(in millions)
Land and improvements	$24.1	$24.0
Buildings	37.0	36.7
Machinery and equipment	1,720.7	1,685.6
Automotive equipment	15.8	14.3
Furniture and fixtures	6.4	6.2
Leasehold improvements	0.8	0.8
Construction in progress	81.7	46.0

	1,886.5	1,813.6
Accumulated depreciation	518.1	462.0

Total net, property, plant and equipment	$1,368.4	$1,351.6

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787